UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

Huntington World Income Fund

Portfolio of Investments (Unaudited)

July 31, 2014

Shares/Principal Amount/ Contracts		Value
Common Stocks — 71.8%
Australia — 1.8%
Financials — 1.8%
12,500	National Australia Bank Ltd.	$410,297

Bermuda — 3.3%
Industrials — 3.3%
9,500	Golar LNG Partners LP	314,165
13,000	Teekay Offshore Partners LP (a)	441,610

		755,775

Canada — 13.8%
9,400	Dream Office Real Estate Investment Trust	250,191
15,000	Freehold Royalties Ltd.	353,153

		603,344

Energy — 6.9%
6,500	Baytex Energy Corp. (a)	278,850
11,000	Crescent Point Energy Corp. (a)	448,850
14,000	Pembina Pipeline Corp. (a)	586,320
35,000	Penn West Petroleum Ltd. (a)	270,550

		1,584,570

Industrials — 1.2%
13,000	Norbord, Inc.	271,237

Materials — 1.1%
7,000	Domtar Corp.	251,440

Telecommunication Services — 2.0%
9,800	BCE, Inc. ADR	443,744

		3,154,335

Cayman Islands — 2.2%
Financials — 2.2%
24,000	Home Loan Servicing Solutions Ltd.	513,600

Hong Kong — 2.0%
Industrials — 2.0%
20,000	Seaspan Corp. (a)	455,800

Norway — 0.0%
Energy — 0.0%
400	Ship Finance International Ltd.	7,280

Panama — 2.0%
Financials — 2.0%
15,000	Banco Latinoamericano de Comercio Exterior SA (a)	445,350

Russian Federation — 1.7%
Consumer Discretionary — 1.7%
39,000	CTC Media, Inc.	377,130

Spain — 1.7%
Financials — 1.7%
37,787	Banco Santander SA ADR	376,736

Switzerland — 1.7%

Financials — 1.7%
4,600	Swiss Re AG	392,010

United Kingdom — 2.6%
Telecommunication Services — 1.0%
7,200	Vodafone Group PLC ADR	239,184

Utilities — 1.6%
5,000	National Grid PLC ADR	358,950

		598,134

United States — 39.0%
Consumer Staples — 1.1%
6,100	Altria Group, Inc.	247,660

Energy — 9.5%
27,000	Chesapeake Granite Wash Trust	306,990
6,500	Energy Transfer Partners LP (a)	362,310
6,163	Kinder Morgan Energy Partners LP (b)	499,326
11,000	Linn Energy LLC (a)	331,210
13,000	North European Oil Royalty Trust	301,600
6,300	Plains All American Pipeline LP	361,305

		2,162,741

Financials — 13.2%
15,000	Apollo Global Management LLC	393,900
46,500	Apollo Investment Corp.	394,785
60,000	BGC Partners, Inc. (a)	469,800
17,850	KKR & Co. LP	409,122
25,000	Medallion Financial Corp.	278,500
27,000	Medley Capital Corp (a)	339,390
20,500	New Mountain Finance Corp.	296,840
40,000	Prospect Capital Corp. (a)	424,400

		3,006,737

Health Care — 2.2%
54,000	PDL BioPharma, Inc. (a)	506,520

Industrials — 1.5%
8,000	TAL International Group, Inc.	353,600

Real Estate Investment Trusts — 6.2%
25,000	Annaly Capital Management, Inc.	277,500
16,000	Hospitality Properties Trust	457,120
36,000	Inland Real Estate Corp.	372,240
27,500	Lexington Realty Trust	300,850

		1,407,710

Telecommunication Services — 5.3%
23,000	Consolidated Communications Holdings, Inc. (a)	514,740
7,000	Verizon Communications, Inc.	352,940
30,000	Windstream Holdings, Inc. (a)	343,800

		1,211,480

		8,896,448

Total Common Stocks (Cost $16,157,134)		16,382,895

Preferred Stocks — 13.8%
Bermuda — 1.3%
Financials — 1.3%

See notes which are an integral part of these Portfolios of Investments

11,500	Axis Capital Holdings Ltd., Series C, 6.875%	297,850

United States — 12.5%
Financials — 7.8%
14,000	Deutsche Bank Contingent Capital Trust II, 6.550%	366,800
14,000	First Republic Bank, Series A, 6.700% (a)	367,080
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	326,760
14,000	Raymond James Financial, Inc., 6.900%	370,300
12,000	Wells Fargo & Co., Series J, 8.000%	351,600

		1,782,540

Real Estate Investment Trusts — 4.7%
14,000	PS Business Parks, Inc., Series S, 6.450%	346,500
14,000	Realty Income Corp., Series F, 6.625%	364,280
14,500	Vornado Realty LP, 7.875%	369,170

		1,079,950

		2,862,490

Total Preferred Stocks (Cost $3,156,418)		3,160,340

Corporate Bonds — 4.1%
Multi-Nationals — 1.8%
Financials — 1.8%
1,000,000	Inter-American Development Bank, 5.250%, 7/19/16 (c)	403,324

United States — 2.3%
Financials — 1.3%
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	303,734

Real Estate Investment Trusts — 1.0%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	229,244

		532,978

Total Corporate Bonds (Cost $990,194)		936,302

Foreign Government Bonds — 3.1%
Indonesia — 0.6%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (d)	146,375

Mexico — 1.0%
3,000,000	Mexican Bonos, Series M, 5.000%, 6/15/17 (d)	234,095

Poland — 1.2%
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (d)	91,343
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (d)	186,966

		278,309

South Africa — 0.3%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (d)	58,398

Total Foreign Government Bonds (Cost $845,485)		717,177

Exchange-Traded Funds — 2.2%
17,000	Alerian MLP ETF	313,990

5,000	iShares U.S. Preferred Stock ETF	197,650

		511,640

Total Exchange-Traded Funds (Cost $492,189)		511,640

Closed-End Funds — 2.0%
United States — 2.0%
34,000	Morgan Stanley Emerging
	Markets Domestic Debt Fund, Inc.	449,140

Total Closed-End Funds (Cost $444,767)		449,140

Options Purchased — 1.7%
300	CBOE Volatility Index, Call @ $11, Expiring September 20149/17/14 (b)	132,000
800	iShares MSCI Emerging Markets Index ETF, Put @ $44, Expiring September 20149/20/14 (e)	100,000
250	SPDR S&P 500 Index ETF, Put @ $196, Expiring September 20149/20/14 (e)	151,250
		383,250

Total Options Purchased (Cost $237,898)		383,250

Cash Equivalents — 1.8%
408,495	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (f) (g)	408,495

Total Cash Equivalents (Cost $408,495)		408,495

Short-Term Securities Held as Collateral for Securities Lending — 27.6%
6,293,838	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (g)	6,293,838

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,293,838)		6,293,838

Total Investments (Cost $29,026,418) — 128.1%		29,243,077

Liabilities in Excess of Other Assets — (28.1)%		(6,414,037)

Net Assets — 100.0%		$22,829,040

(a)	All or a portion of the security was on loan as of July 31, 2014. The total value of securities on loan as of July 31, 2014 was $6,081,842.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(d)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(e)	All or a portion of the security is held as collateral for written put options.
(f)	Investment in affiliate.
(g)	Rate disclosed is the seven day yield as of July 31, 2014.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GMTN — Global Medium Term Note

See notes which are an integral part of these Portfolios of Investments

Huntington Income Generation Fund

Portfolio of Investments (Unaudited)

July 31, 2014

Shares		Value
Mutual Funds — 83.8% (a)
33,282	Huntington Disciplined Equity Fund, Institutional Shares	$368,767
25,128	Huntington Dividend Capture Fund, Institutional Shares	280,933
189,633	Huntington World Income Fund, Institutional Shares	1,556,889

Total Mutual Funds (Cost $2,215,463)		2,206,589

Cash Equivalents — 15.4%
406,129	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	406,129

Total Cash Equivalents (Cost $406,129)		406,129

Total Investments (Cost $2,621,592) — 99.2%		2,612,718

Other Assets in Excess of Liabilities — 0.8%		20,079

Net Assets — 100.0%		$2,632,797

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of July 31, 2014.

See notes which are an integral part of these Portfolios of Investments

As of July 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
World Income Fund	$28,870,594	$1,682,817	$(1,310,334)	$372,483
Income Generation Fund	2,636,466	53,649	(77,397)	(23,748)

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies and tax adjustments related to underlying investments in partnerships, grantor trusts, trust preferred securities and real estate investment trusts.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014 (Unaudited)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2014, the Trust operated 18 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

Funds	Investment Share Classes Offered*
Huntington World Income Fund (“World Income Fund”)	Institutional, A & C
Huntington Income Generation Fund (“Income Generation Fund”)	A & C

*	Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (“Trustees”). In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014, based on the three levels defined above:

	Level 1	Level 2	Level 3	Total
World Income Fund
Investment Securities:
Common Stocks	$16,382,895	$—	$—	$16,382,895
Preferred Stocks	3,160,340	—	—	3,160,340
Corporate Bonds	—	936,302	—	936,302
Foreign Government Bonds	—	717,177	—	717,177
Exchange-Traded Funds	511,640	—	—	511,640
Closed-End Funds	449,140	—	—	449,140
Options Purchased	383,250	—	—	383,250
Cash Equivalents	408,495	—	—	408,495
Short-Term Securities Held as Collateral for Securities	6,293,838	—	—	6,293,838

Total Investment Securities	27,589,598	1,653,479	—	29,243,077
Other Financial Instruments*
Written Options	(154,825)	—	—	(154,825)

Total Investments	27,434,773	—	—	29,088,252

Income Generation Fund
Investment Securities:
Mutual Funds	2,206,589	—	—	2,206,589
Cash Equivalents	406,129	—	—	406,129

Total Investment Securities	2,612,718	—	—	2,612,718

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of July 31, 2014 and the beginning of the measurement period.

B. When-Issued and Delayed-Delivery Transactions

The World Income Fund may engage in when-issued or delayed-delivery transactions. The World Income Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities as of July 31, 2014.

C. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At July 31, 2014, the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At July 31, 2014, the World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Expiration Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index	Call	September 2014	$17	300	$44,700	$(24,011)
iShares MSCI Emerging Markets Index ETF	Put	September 2014	41	800	31,200	(11,943)
Kinder Morgan Energy Partners LP	Call	September 2014	85	61	3,050	2,804
SPDR S&P 500 Index ETF	Put	September 2014	188	250	75,875	(37,635)

Net Unrealized Depreciation on Written Option Contracts						$(70,785)

E. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2014, the Funds did not hold any restricted securities.

F. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

G. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the World Income Fund may invest in certain affiliated money market funds which are managed by Huntington Asset Advisors, Inc. (the “Adviser”). A summary of the World Income Fund’s investment in such affiliated money market funds is set forth below:

World Income Fund	10/31/2013 Market Value	Purchases	Sales	7/31/2014 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$1,007,686	$21,999,807	$(22,598,998)	$408,495	$151

Additionally, Income Generation Fund invests in other funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Income Generation Fund	10/31/2013 Market Value	Purchases	Sales	7/31/2014 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$—	$1,235,086	$(828,957)	$406,129	$30
Huntington Disciplined Equity Fund	167,347	193,094	—	368,767	3,094
Huntington Dividend Capture Fund	245,883	11,847	(105,265)	280,933	6,582
Huntington Income Equity Fund	111,998	3,322	(2,564)	—	759
World Income Fund	1,770,859	178,227	(310,000)	1,556,889	78,227

H. Securities Lending

To generate additional income, the World Income Fund may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co., LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Fund, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Fund’s lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, the Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Fund or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of July 31, 2014, the World Income Fund had securities with the following market values on loan:

Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Fund	Fees Paid by the Fund to Huntington from Securities Lending
$ 6,081,842	$6,293,838	$4,644,548	$60,899	$12,640

Item 2.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date September 26, 2014

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date September 26, 2014